Goodwill and Other Intangible Assets - Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 1,305
2016	1,000
2017	639
2018	549
2019	549
Thereafter	1,108
Total	$ 5,150